Selected Quarterly Financial Data - Unaudited (Details) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Jan. 31, 2017
Selected Quarterly Financial Information [Abstract]
Net Sales | $	$ 14,659	$ 14,354	$ 14,874	$ 13,357	$ 14,300	$ 13,788	$ 14,690	$ 13,320	$ 57,244	$ 56,098	$ 57,900
Gross margin | $	3,936	4,012	4,133	3,703	3,647	3,988	4,218	3,814
Net income attributable to common shareowners | $	$ 1,013	$ 1,480	$ 1,379	$ 1,183	$ 3,278	$ 1,362	$ 1,542	$ 1,426	$ 5,055	$ 7,608	$ 6,220
Earnings Per Share of Common Stock - Basic and Diluted:
Basic - net income	$ 1.26	$ 1.80	$ 1.67	$ 1.43	$ 3.86	$ 1.55	$ 1.76	$ 1.60	$ 6.18	$ 8.72	$ 6.92
Diluted - net income	1.25	1.78	1.65	1.42	3.86	1.54	1.73	1.58	6.12	8.61	6.82
Common Stock Price - High	110.98	109.69	105.89	100.25	100.80	111.58	119.14	124.11
Common Stock Price - Low	98.67	100.10	97.21	84.66	88.36	86.82	110.93	111.52
Dividend	$ 0.66	$ 0.66	$ 0.66	$ 0.64	$ 0.64	$ 0.64	$ 0.64	$ 0.64	$ 2.62	$ 2.56	$ 2.36
Registered Shareholders Total												19,126